ACQUISITIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Schedule of discounted fair value of the consideration transferred

Customer and related relationships	$39,578
Website	177,690
Total	$217,268

Schedule of Pro forma results

	Three months ended June 30, 2015	Six months ended June 30, 2015
Total revenue	$476,497	$884,130
Net loss	(336,696)	(642,822)
Basic and diluted net loss per common share	$(0.01)	$(0.02)

Schedule of Intangible Assets

	June 30,	December 31,
	2016	2015
Website Acquisition Assets	$1,287,179	$1,054,444
Less: Accumulated Amortization	(453,336)	(328,911)
Less: Impairment Loss	(95,247)	(95,247)
Website Acquisition Assets, net	$738,596	$630,286

At December 31, 2015 and December 31, 2014, website acquisition assets consisted of the following:

	December 31,
	2015	2014
Website Acquisition Assets	$1,054,444	$614,944
Less: Accumulated Amortization	(328,911)	(147,006)
Less: Impairment Loss	(95,247)	(24,716)
Website Acquisition Assets, net	$630,286	$443,222